BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-redeemable preferred stock, par value (in dollars per share)	$ 0.0001
Non-redeemable preferred stock, shares authorized (in shares)	10,000,000
Non-redeemable preferred stock, shares issued (in shares)	0
Non-redeemable preferred stock, shares outstanding (in shares)	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	200,000,000	30,782,380
Common stock, shares issued (in shares)	35,513,987	131,644
Common stock, shares outstanding (in shares)	35,513,987	131,644
Series C
Non-redeemable preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	0.00001
Non-redeemable preferred stock, shares authorized (in shares)	0	16,100,000
Non-redeemable preferred stock, shares issued (in shares)	0	11,239,359
Non-redeemable preferred stock, shares outstanding (in shares)	0	11,239,359
Liquidation value		$ 50,577
Series B-2
Non-redeemable preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	0.00001
Non-redeemable preferred stock, shares authorized (in shares)	0	1,403,984
Non-redeemable preferred stock, shares issued (in shares)	0	1,403,984
Non-redeemable preferred stock, shares outstanding (in shares)	0	1,403,984
Series B-1
Non-redeemable preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	0.00001
Non-redeemable preferred stock, shares authorized (in shares)	0	2,451,560
Non-redeemable preferred stock, shares issued (in shares)	0	2,451,560
Non-redeemable preferred stock, shares outstanding (in shares)	0	2,451,560
Series A
Non-redeemable preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Non-redeemable preferred stock, shares authorized (in shares)	0	11,381,640
Non-redeemable preferred stock, shares issued (in shares)	0	11,381,640
Non-redeemable preferred stock, shares outstanding (in shares)	0	11,381,640
Scenario, Previously Reported
Common stock, shares authorized (in shares)		62,000,000	62,000,000
Common stock, shares issued (in shares)		265,158	166,875
Common stock, shares outstanding (in shares)		265,158	166,875
Scenario, Previously Reported | Series C
Non-redeemable preferred stock, shares authorized (in shares)		21,000,000	21,000,000
Non-redeemable preferred stock, shares issued (in shares)		14,660,096	14,464,445
Non-redeemable preferred stock, shares outstanding (in shares)		14,660,096	14,464,445
Scenario, Previously Reported | Series B-2
Non-redeemable preferred stock, shares authorized (in shares)		2,827,844	2,827,844
Non-redeemable preferred stock, shares issued (in shares)		2,827,844	2,827,844
Non-redeemable preferred stock, shares outstanding (in shares)		2,827,844	2,827,844
Scenario, Previously Reported | Series B-1
Non-redeemable preferred stock, shares authorized (in shares)		4,937,813	4,937,813
Non-redeemable preferred stock, shares issued (in shares)		4,937,813	4,937,813
Non-redeemable preferred stock, shares outstanding (in shares)		4,937,813	4,937,813
Scenario, Previously Reported | Series A
Non-redeemable preferred stock, shares authorized (in shares)		22,924,209	22,924,209
Non-redeemable preferred stock, shares issued (in shares)		22,924,209	22,924,209
Non-redeemable preferred stock, shares outstanding (in shares)		22,924,209	22,924,209